As filed with the Securities and Exchange Commission on May 19, 2015

File Nos. 002-68483 and 811-3079

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 46	☒

(Check appropriate box or boxes)

NORTHEAST INVESTORS GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

100 High Street

Boston, Massachusetts, 02110

(Address of Principal Executive Offices)

(617) 523-3588

(Registrant’s Telephone Number, including Area Code)

William A. Oates, Jr.

Northeast Investors Growth Fund, President

100 High Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Copy to:

Leonard A. Pierce, Esq.

Wilmer Cutler Pickering Hale and Dorr

60 State Street

Boston, MA 02109

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby represents that this filing meets the requirements for filing under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 19, 2015.

NORTHEAST INVESTORS GROWTH FUND

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

	Trustee and person performing functions of	May 19, 2015
/s/ Williams A. Oates, Jr. William A. Oates, Jr.	principal executive officer

/s/John F. Francini, Jr. John F. Francini, Jr.	Chief Financial and Accounting officer	May 19, 2015

/s/John C. Emery John C. Emery	Trustee	May 19, 2015

/s/Michael Baldwin Michael Baldwin	Trustee	May 19, 2015

/s/ F. Washington Jarvis Washington Jarvis	Trustee	May 19, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase